Deferred income (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Deferred income, current	€ 1,375	€ 186
Deferred income, non current	5,642	2,925
IAPMEI [member]
IfrsStatementLineItems [Line Items]
Deferred income, current	330	186
Deferred income, non current	5,642	2,925
Exolum [member]
IfrsStatementLineItems [Line Items]
Deferred income, current	800
CSIC [member]
IfrsStatementLineItems [Line Items]
Deferred income, current	€ 245